Operating costs and other operating income (Tables)	12 Months Ended
Dec. 31, 2022
Financial result
Summary of research and development expenditure

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(190,085)	€(165,239)	€(161,509)
Subcontracting	(214,906)	(251,085)	(301,841)
Disposables and lab fees and premises costs	(21,356)	(24,025)	(22,349)
Depreciation	(54,462)	(17,518)	(11,707)
Professional fees	(15,167)	(15,862)	(12,692)
Other operating expenses	(19,107)	(17,978)	(13,570)
Total R&D expenses	€(515,083)	€(491,707)	€(523,667)

Summary of R&D expenditure by program

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Filgotinib program	€(245,286)	€(171,204)	€(126,879)
Ziritaxestat program	(1,096)	(26,725)	(55,902)
SIKi program	(47,727)	(91,957)	(87,107)
TYK2 program on GLPG3667	(24,467)	(27,141)	(20,199)
CAR-T programs in oncology	(29,999)	—	—
Other programs	(166,507)	(174,680)	(233,580)
Total R&D expenses	€(515,083)	€(491,707)	€(523,667)

Summary of sales and marketing expenses

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(71,878)	€(59,102)	€(31,727)
Depreciation	(2,473)	(504)	(140)
External outsourcing costs	(54,057)	(62,321)	(31,885)
Sales and marketing expenses recharged to Gilead	31	59,699	4,711
Professional fees	(4,222)	(532)	(3,420)
Other operating expenses	(14,956)	(7,196)	(4,007)
Total sales and marketing expenses	€(147,555)	€(69,956)	€(66,468)

Summary of general and administrative expenses

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Personnel costs	€(85,034)	€(71,190)	€(70,110)
Depreciation and impairment	(8,631)	(16,621)	(5,147)
Legal and professional fees	(24,368)	(26,072)	(25,592)
Other operating expenses	(26,898)	(27,016)	(17,908)
Total general and administrative expenses	€(144,931)	€(140,899)	€(118,757)

Schedule of other income

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)
Grant income	€1,873	€7,334	€5,452
R&D incentives	38,527	44,888	45,951
Other income	6,448	1,526	804
Total other operating income	€46,848	€53,749	€52,207